Document and Entity Information (USD $)	3 Months Ended
	Nov. 30, 2011	Jan. 18, 2012
Document And Entity Information
Entity Registrant Name	JA Energy
Entity Central Index Key	0001500242
Document Type	S-1
Document Period End Date	Nov 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 17,071,103
Entity Common Stock, Shares Outstanding		34,156,703
Amendment Description	Amendment to include XBRL data
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Nov. 30, 2011	Aug. 31, 2011	Aug. 31, 2010
Unaudited
Current assets:
Cash and cash equivalents	$ 10,960	$ 6,828
Prepaid expenses	1,333
Inventory	43,158
Deposits	2,995
Total current assets	58,446
TOTAL ASSETS	58,446
Current liabilities:
Accounts payable and accrued liabilities	10,312
Accounts payable to related parties	4,500
Loan from non related third party	15,000
Total current liabilities	29,812
Total liabilities	29,812
Preferred Stock
Common Stock	34,157
Additional paid-in capital	105,533
Stock subscription payable
(Deficit) accumulated during development stage	(111,056)
Total stockholders' equity	28,634
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	58,446
Audited
Current assets:
Cash and cash equivalents		6,828
Prepaid expenses		6,059
Inventory		38,350
Deposits		2,000
Total current assets		53,237
TOTAL ASSETS		53,237
Current liabilities:
Accounts payable and accrued liabilities		1,554
Accounts payable to related parties		10,550	2,500
Loan from non related third party		15,000
Total current liabilities		27,104	2,500
Total liabilities		27,104	2,500
Preferred Stock
Common Stock		31,157
Additional paid-in capital		33,533	325
Stock subscription payable		37,500
(Deficit) accumulated during development stage		(76,057)	(2,825)
Total stockholders' equity		26,133	(2,500)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 53,237

Statements of Operations (Audited) (Audited, USD $)	0 Months Ended	12 Months Ended
	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2011
Audited
REVENUE
EXPENSES:
General & Administrative	2,825	36,232	39,057
Consulting fees		37,000	37,000
Total expenses	2,825	73,232	76,057
Net loss	(2,825)	(73,232)	(76,057)
Weighted average number of common shares outstanding - basic	0	18,027,126
Net loss per share - basic	$ 0	$ 0

Statements of Operations (Unaudited) (Unaudited, USD $)	3 Months Ended		15 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Unaudited
REVENUE
EXPENSES:
General & Administrative	27,032	1,750	66,089
Consulting fees	7,967		44,967
Total expenses	34,999	1,750	111,056
Net loss	(34,999)	(1,750)	(111,056)
Weighted average number of common shares outstanding - basic	33,398,461	0
Net loss per share - basic	$ 0	$ 0

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Stock Subscription Payable	Retained Earnings / Accumulated Deficit
Beginning Balance, Accumlated Decifit at Aug. 25, 2010
Beginning Balance, value at Aug. 25, 2010
Beginning Balance, Additional Paid In Capital at Aug. 25, 2010
Beginning Balance, shares at Aug. 25, 2010
Beginning Balance, Stock Subscription Payable at Aug. 25, 2010
Contributed Capital		325
Net (loss) for the year				(2,825)
Common Stock Issued - value at Aug. 31, 2010
Common Stock Issued - shares at Aug. 31, 2010
Stock Subscription Payable at Aug. 31, 2010
Beginning Balance, Accumlated Decifit at Aug. 31, 2010				(2,825)
Beginning Balance, Additional Paid In Capital at Aug. 31, 2010		325
Contributed Capital		33,208
Net (loss) for the year				(73,232)
Common Stock Issued - value at Aug. 31, 2011	31,157
Common Stock Issued - shares at Aug. 31, 2011	31,156,703
Stock Subscription Payable at Aug. 31, 2011			$ 37,500

Statements of Cash Flows (Audited) (Audited, USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2011
Audited
OPERATING ACTIVITIES:
Net (loss)	$ (73,232)	$ (76,057)
Adjustments to reconcile net loss to net cash provided by operating activities:
Decrease/(increase) in prepaid	(6,058)	(6,058)
Increase in inventory
Increase in deposits	(2,000)	(2,000)
Increase/(decrease) in accounts payable and accrued liabilities	(946)	1,554
Increase in accounts payable to related parties	10,550	10,550
Net cash used by operating activities	(71,687)	(72,012)
INVESTING ACTIVITIES:
Payment for Plantation Costs	27,000	27,000
Net cash used by investing activities	(38,350)	(38,350)
FINANCING ACTIVITIES:
Proceeds from stock subscription receivable	35,500	37,500
Contributed capital	33,208	64,960
Proceeds from loan - related party
Payments on loan - related party
Proceeds from loan	15,000	15,000
Net cash provided by financing activities	116,865	117,190
NET INCREASE (DECREASE) IN CASH	6,828	6,828
CASH AND EQUIVALENTS - ENDING	6,828	6,828
SUPPLEMENTAL DISCLOSURES:
Interest paid
Income taxes paid
Stock issued in spin off	65,847	65,847
Stock issued for incurring plantation costs	27,000	27,000
Stock issued for prepaid services	4,000	4,000
Stock issued for settlement of common stock payable

Statements of Cash Flows (Unaudited) (Unaudited, USD $)	3 Months Ended		15 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Unaudited
OPERATING ACTIVITIES:
Net (loss)	$ (34,999)	$ (1,750)	$ (111,056)
Adjustments to reconcile net loss to net cash provided by operating activities:
Decrease/(increase) in prepaid	4,726		(1,333)
Increase in inventory	(4,808)		(43,158)
Increase in deposits	(995)		(2,995)
Increase/(decrease) in accounts payable and accrued liabilities	(1,042)	(750)	512
Increase in accounts payable to related parties	(750)		9,800
Net cash used by operating activities	(37,868)	(2,500)	(148,230)
FINANCING ACTIVITIES:
Contributed capital	37,500	2,500	139,690
Proceeds from loan - related party	5,000		5,000
Payments on loan - related party	(500)		(500)
Proceeds from loan			15,000
Net cash provided by financing activities	42,000	2,500	159,190
NET INCREASE (DECREASE) IN CASH	4,132		10,960
CASH AND EQUIVALENTS - BEGINNING	6,828
CASH AND EQUIVALENTS - ENDING	10,960		10,960
SUPPLEMENTAL DISCLOSURES:
Interest paid
Income taxes paid
Stock issued in spin off			65,847
Stock issued for incurring plantation costs			27,000
Stock issued for prepaid services			4,000
Stock issued for settlement of common stock payable	$ 37,500		$ 37,500

Financial Statements	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Financial Statements

NOTE 1 - FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at November 30, 2011 and for all periods presented have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these financial statements be read in conjunction with the financial statements and notes thereto included in the Company's August 31, 2011 audited financial statements filed therewith along with its Form 10-K annual report. Operating results for the three months ended November 30, 2011 are not necessarily indicative of the results that may be expected for the year ending August 31, 2012. The Company is a development stage company, as defined in FASB ASC 915 "Development Stage Entities."

Going Concern	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Going Concern

NOTE 2 - GOING CONCERN

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has an accumulated deficit since inception of $111,056. The Company has not generated any revenues to date, and its ability to continue as a going concern is contingent upon the successful completion of additional financing arrangements and its ability to achieve and maintain profitable operations. Management plans to raise equity capital to finance the operating and capital requirements of the Company. Amounts raised will be used for further development of the Company's products, to provide financing for marketing and promotion and for other working capital purposes. While the Company is putting forth its best efforts to achieve the above plans, there is no assurance that any such activity will generate funds that will be available for operations.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Significant Accounting Policies	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Significant Accounting Policies

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

The relevant accounting policies are listed below.

Basis of Accounting

The basis is United States generally accepted accounting principles.

Cash and Cash Equivalents

The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Advertising

Advertising costs are expensed when incurred. The Company has not incurred any advertising expenses since inception.

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Revenue recognition

The Company recognizes revenue from product sales once all of the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services have been rendered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured.

Cost of product sold

The types of costs included in cost of product sold are raw materials, packaging materials, manufacturing costs, plant administrative support and overheads, and freight and warehouse costs.

Inventories

Inventories are stated at the lower of cost (computed in accordance with the first-in, first-out method) or market. During the quarter ended November 30, 2011, the Company paid $2,683 in planting costs. The Company capitalizes these costs in accordance with ASC topic 905-360 and ASC 330 as Inventory – raw material. Elements of cost include materials, labor and overhead and are classified as follows:

	November 30, 2011	August 31, 2011

Raw materials and supplies	$43,158	$38,350
In-process inventories	--	--
Finished goods	--	--

	$43,158	$38,350

Year end

The Company's fiscal year-end is August 31.

Recent Accounting Pronouncements

The Company's management has evaluated all the recently issued accounting pronouncements through the filing date of these financial statements and does not believe that any of these pronouncements will have a material impact on the Company's financial position and results of operations.

Stockholders' Equity (Deficit)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Stockholders' Equity (Deficit)

NOTE 4 - Stockholders' (Equity) Deficit

The Company is authorized to issue 70,000,000 shares of its $0.001 par value common stock and 5,000,000 shares of its $0.001 par value preferred stock.

On September 23, 2011, the Company issued 3,000,000 shares of its $0.001 par value common stock to two shareholders pursuant to a Regulation S offering for cash of $75,000.

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

There have been no other issuances of preferred or common stock.

Related Party Transactions	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions

NOTE 5 - Related Party Transactions

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

On October 28, 2011, the Company entered into a Promissory Note with an officer to loan the Company $5,000 without interest, and no due date. As of November 30, 2011, the Company has repaid $500.

Loan Payable	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Loan Payable	NOTE 6 - Loan Payable On March 1, 2011, the Company received $15,000 as a loan from a non - related third party. The loan is unsecured, payable on demand and non interest bearing.

Inventory	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Inventory

NOTE 7 - Inventory

The Company assesses the valuation of its inventories and reduces the carrying value of those inventories that are obsolete or in excess of the Company’s forecasted usage to their estimated net realizable value. The Company estimates the net realizable value of such inventories based on analyses and assumptions including, but not limited to, historical usage, future demand and market requirements. Reductions to the carrying value of inventories are recorded in cost of product sold. If the future demand for the Company’s products is less favorable than the Company’s forecasts, then the value of the inventories may be required to be reduced, which could result in additional expense to the Company and affect its results of operations.

During the quarter ended November 30, 2011, the Company reclassified plantation cost as Inventory in accordance with ASC 330. As of November 30, 2011, raw material consisted of direct material, direct labor and overhead costs incurred to grow the plant which will be used as a raw material to produce the Company’s final ethanol product. Elements of cost include materials, labor and overhead and are classified as follows:

	November 30, 2011	August 31, 2011

Raw materials and supplies	$43,158	$38,350
In-process inventories	--	--
Finished case goods	--	--

	$43,158	$38,350